Common Stock - Additional Information (Detail) - $ / shares		12 Months Ended
	May 07, 2021	Dec. 31, 2020	Sep. 30, 2021	Dec. 31, 2019
Equity [Abstract]
Common stock, shares authorized	79,000,000	79,000,000	79,000,000	79,000,000
Common stock, par or stated value per share	$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001
Common stock voting rights	one vote	one vote